Deposits - Time Deposits by Year of Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Banking And Thrift [Abstract]
2014	$ 367,705
2015	113,737
2016	45,292
2017	60,739
2018	26,466
Thereafter	761
Total	$ 614,700